Property, Plant, and Equipment, Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, Net
5. Property, Plant, and Equipment, Net
Property and equipment, net consist of the following (in millions):

	Depreciable Lives	June 30, 2021	June 30, 2020
Land, buildings, and leasehold improvements	3-39 years	$44.4	$43.9
Machinery and equipment	5-15 years	49.6	38.9
Badges	3-5 years	38.9	29.4
Furniture, fixtures, computer equipment and other	3-10 years	33.6	27.6
Construction in progress	—	13.6	7.3

		180.1	147.1
Less: accumulated depreciation and amortization		(91.3)	(71.9)

		$88.8	$75.2

Total depreciation expense included in cost of revenue was $14.0 million, $12.7 million, and $11.1 million for the fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019, respectively. Total depreciation expense included in operating expenses was $6.8 million, $5.2 million, and $5.4 million for the fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019, respectively. Construction in progress includes capitalized internal use software costs totaling $3.5 million and $1.2 million as of June 30, 2021, and June 30, 2020, respectively.